Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not time, nor have we ever timed, the grant of equity awards in coordination with the release of material non-public information, and we have never back-dated any equity awards. We expect that awards to executive officers in the future will be made at regularly scheduled Compensation Committee meetings. For corporate and accounting measurement purposes, the date of grant of an award to our executive officers is the date the Compensation Committee approves the award or such later date as the Compensation Committee specifies. For stock options, the exercise price per share is determined by the Compensation Committee and must be greater than or equal to the closing market price of Common Stock on the date of award.
Award Timing Method	We do not time, nor have we ever timed, the grant of equity awards in coordination with the release of material non-public information, and we have never back-dated any equity awards. We expect that awards to executive officers in the future will be made at regularly scheduled Compensation Committee meetings. For corporate and accounting measurement purposes, the date of grant of an award to our executive officers is the date the Compensation Committee approves the award or such later date as the Compensation Committee specifies. For stock options, the exercise price per share is determined by the Compensation Committee and must be greater than or equal to the closing market price of Common Stock on the date of award.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time, nor have we ever timed, the grant of equity awards in coordination with the release of material non-public information, and we have never back-dated any equity awards.
MNPI Disclosure Timed for Compensation Value	false